Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common stock [Member]	Common stock [Member] Previously Reported [Member]	Commitment to issue shares [Member]	Commitment to issue shares [Member] Previously Reported [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss [Member] Previously Reported [Member]	Deficit [Member]	Deficit [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Beginning balance (Shares) at Jan. 31, 2020	89,388,639
Beginning balance at Jan. 31, 2020	$ 85,096,509		$ 1,100,881		$ (990,517)		$ (71,596,856)		$ 13,610,017
Purchase of Phantom real estate (Shares)	7,132,042
Purchase of Phantom real estate	$ 2,582,903								2,582,903
Amendment of Megawood consideration (Shares)	95,849
Amendment of Megawood consideration	$ 38,415								$ 38,415
Shares issued on exercise of options (Shares)	200,000								200,000
Shares issued on exercise of options	$ 98,950								$ 98,950
Shares issued on exercise of convertible debentures (Shares)	19,764,694
Shares issued on exercise of convertible debentures	$ 12,758,473								12,758,473
Commitment to issue shares on purchase of Swell Companies (Shares)	456,862
Commitment to issue shares on purchase of Swell Companies	$ 429,582		(429,582)
Commitment to issue shares on purchase of EFF (Shares)	19,774
Commitment to issue shares on purchase of EFF	$ 21,371		(21,371)
Standby warrants issued	2,116,192								2,116,192
Share-based compensation	$ 494,435								494,435
Net income (loss) and other comprehensive loss for the year					(613,609)		(7,829,628)		(8,443,237)
Ending balance (Shares) at Jan. 31, 2021	117,057,860	117,057,860
Ending balance at Jan. 31, 2021	$ 103,636,830	$ 103,636,830	649,928	$ 649,928	(1,604,126)	$ (1,604,126)	(79,426,484)	$ (79,719,853)	23,256,148	$ 22,962,779
Commitment to issue shares on purchase of EFF (Shares)	19,774
Commitment to issue shares on purchase of EFF	$ 21,787		(21,787)						0
Shares issued on exercise of Phantom Farms warrants (Shares)	456,100
Shares issued on exercise of Phantom Farms warrants	$ 533,326								533,326
Shares issued on exercise of guaranteed warrants (Shares)	1,214,080
Shares issued on exercise of guaranteed warrants	$ 0
Shares issued - settlement of earn out shares (Shares)	1,300,000
Shares issued - settlement of earn out shares	$ 677,939								677,939
Share-based compensation	$ 366,469								366,469
Net income (loss) and other comprehensive loss for the year					(766,841)		9,954,930		9,188,089
Ending balance (Shares) at Jan. 31, 2022	120,047,814
Ending balance at Jan. 31, 2022	$ 105,236,351		628,141		(2,370,967)		(69,764,923)		33,728,602
Shares issued on exercise of guaranteed warrants									0
Share-based compensation	$ 209,441								209,441
Net income (loss) and other comprehensive loss for the year					83,822		293,211		377,033
Ending balance (Shares) at Jan. 31, 2023	120,047,814
Ending balance at Jan. 31, 2023	$ 105,445,792		$ 628,141		$ (2,287,145)		$ (69,471,712)		$ 34,315,076